Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
CIK	dei_EntityCentralIndexKey	0000277751
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jun. 08, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jun. 10, 2022
Prospectus Date	rr_ProspectusDate	Jun. 10, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Janus Henderson Adaptive Risk Managed U.S. Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRSAX
Janus Henderson Adaptive Risk Managed U.S. Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRSCX
Janus Henderson Adaptive Risk Managed U.S. Equity Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRSSX
Janus Henderson Adaptive Risk Managed U.S. Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRSIX
Janus Henderson Adaptive Risk Managed U.S. Equity Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRSNX
Janus Henderson Adaptive Risk Managed U.S. Equity Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRSTX
Janus Henderson Adaptive Risk Managed U.S. Equity Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRSDX